Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 4,256	$ 62	₨ 63
Current finance lease liabilities		57		63
Non-current portion
Non-current portion of non-current borrowings		22,000	$ 318	25,089
Non-current finance lease liabilities		552		630
Parent [Member]
Current portion
Current portion of non-current borrowings		1,729		0
Non-current portion
Non-current portion of non-current borrowings		3,454		4,880
Swiss subsidiary [Member]
Current portion
Current portion of non-current borrowings	[1]	1,383		0
Non-current portion
Non-current portion of non-current borrowings	[1]	15,819		16,185
German subsidiary [Member]
Current portion
Current portion of non-current borrowings	[2]	1,087		0
Non-current portion
Non-current portion of non-current borrowings	[2]	₨ 2,175		₨ 3,394

[1]	Swiss subsidiary refers to Dr. Reddy’s Laboratories, SA
[2]	German subsidiary refers to Reddy Holding GmbH